Note 1 - Nature of Operations	12 Months Ended
Nov. 30, 2015
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]
1.	Nature of operations

Intellipharmaceutics International Inc. (“IPC” or the “Company”) is a pharmaceutical company specializing in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs.

On October 22, 2009, IntelliPharmaCeutics Ltd. (“IPC Ltd. “) and Vasogen Inc. (“Vasogen”) completed a court approved plan of arrangement and merger (the “IPC Arrangement Agreement”), resulting in the formation of the Company, which is incorporated under the laws of Canada. The Company’s common shares are traded on the Toronto Stock Exchange and NASDAQ.

The Company earns revenues from development contracts which provide upfront fees, milestone payments, reimbursement of certain expenditures and licensing income upon commercialization of its products. In November 2013, the U.S. Food and Drug Administration (“FDA”) granted the Company final approval to market the Company’s first product, the 15 mg and 30 mg strengths of our generic Focalin XR® (dexmethylphenidate hydrochloride extended-release) capsules.

Going concern

The consolidated financial statements are prepared on a going concern basis, which assumes that the Company will be able to meet its obligations and continue its operations for the next twelve months. The Company has incurred losses from operations since inception and has reported losses of $7,436,388 for the year ended November 30, 2015 (2014 - $3,856,353; 2013 - $11,495,017), and has an accumulated deficit of $52,872,442 as at November 30, 2015 (November 30, 2014 - $45,436,054). The Company has funded its research and development (“R&D”) activities principally through the issuance of securities, loans from related parties, funds from the IPC Arrangement Agreement and funds received under development agreements. There is no certainty that such funding will be available going forward. In the event that the Company does not obtain sufficient additional capital, these conditions raise substantial doubt about its ability to continue as a going concern and realize its assets and pay its liabilities as they become due.

In order for the Company to continue as a going concern and fund any significant expansion of its operation or R&D activities, the Company will likely require significant additional capital. Although there can be no assurances, such funding may come from revenues from the sales of our generic Focalin XR® (dexmethylphenidate hydrochloride extended-release) capsules, from proceeds of the Company’s at-the-market offering program and from potential partnering opportunities. Other potential sources of capital may include payments from licensing agreements, cost savings associated with managing operating expense levels, other equity and/or debt financings, and/or new strategic partnership agreements which fund some or all costs of product development, although there can be no assurance that the Company will be able to obtain any such capital on terms or in amounts sufficient to meet its needs or at all. The Company’s ultimate success will depend on whether its product candidates receive the approval of the FDA or Health Canada and it is able to successfully market approved products. The Company cannot be certain that it will be able to receive FDA or Health Canada approval for any of its current or future product candidates, or that it will reach the level of sales and revenues necessary to achieve and sustain profitability.

The availability of equity or debt financing will be affected by, among other things, the results of the Company’s research and development, its ability to obtain regulatory approvals, the market acceptance of its products, the state of the capital markets generally, strategic alliance agreements, and other relevant commercial considerations. In addition, if the Company raises additional funds by issuing equity securities, its then existing security holders will likely experience dilution, and the incurring of indebtedness would result in increased debt service obligations and could require the Company to agree to operating and financial covenants that would restrict its operations. Any failure on its part to raise additional funds on terms favorable to the Company or at all, may require the Company to significantly change or curtail its current or planned operations in order to conserve cash until such time, if ever, that sufficient proceeds from operations are generated, and could result in the Company not taking advantage of business opportunities, in the termination or delay of clinical trials or the Company not taking any necessary actions required by the FDA or Health Canada for one or more of the Company’s product candidates, in curtailment of the Company’s product development programs designed to identify new product candidates, in the sale or assignment of rights to its technologies, products or product candidates, and/or its inability to file Abbreviated New Drug Applications (“ANDAs”), Abbreviated New Drug Submissions (“ANDSs”) or New Drug Applications (“NDAs”) at all or in time to competitively market its products or product candidates.

The consolidated financial statements do not include any adjustments that might result from the outcome of uncertainties described above. If the going concern assumption no longer becomes appropriate for these financial statements, then adjustments would be necessary to the carrying values of assets and liabilities, the reported expenses and the balance sheet classifications used. Such adjustments could be material.